CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Detail) - Series A convertible redeemable preferred shares - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Redemption description		The redemption price shall be a return at a specified rate per annum single annually from the original issue date to the date on which the applicable redemption amount is paid in full. A specified rate might be (a) 20% if the redemption is initiated pursuant to Situation(i); (b) 10% if the redemption is initiated pursuant to Situation (ii); (c) 15% if the redemption is initiated pursuant to Situation (iii); (d) 12% if the Redemption is initiated pursuant to Situation (iv)-(vi), as applicable.
The difference between the fair value of the Series A prefer shares and redemption price			¥ 3,247
Liquidation, percentage on share issue price		150.00%
Dividend on the ordinary shares, rate applicable preferred share issue price per annum		8.00%
IPO [Member]
Common stock shares isuued upon conversion		35,625,002
Preferred Stock
Liquidation value	¥ 466,060	¥ 0	¥ 466,060
Chief Executive Officer
Shares repurchased	4,166,219
Cash consideration paid	¥ 60,050